Taxes - Schedule of Reconciliation Between the Income Tax Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Reconciliation Between the Income Tax Expenses [Abstract]
Total income before income tax expense	$ 541,158	$ 589,040
Income tax at statutory tax rate of 20%	108,232	117,808
Tax effect of expenses not deductible	2,854	5,429
Under-provision for prior financial years
Others
Total income tax expenses	$ 111,086	$ 123,237